Submission	Sep. 18, 2024
Submission [Line Items]
Central Index Key	0000091767
Registrant Name	SONOCO PRODUCTS CO
Registration File Number	333-266837
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES